Amounts Receivable and Other Assets	12 Months Ended
Jul. 31, 2021
Note 3 - Amounts Receivable and Other Assets
3.	AMOUNTS RECEIVABLE AND OTHER ASSETS

	July 31, 2021	July 31, 2020
Sales tax receivable	$3,347	$4,820
Prepaid insurance	1,765	7,209
Total	$5,112	$12,029